Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.50%	2.00%	2.00%
Rate of salary increase	2.20%	2.10%	2.20%
Expected long-term rate of return	3.00%	3.00%	3.00%
Foreign plans | Minimum
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.50%	4.60%	5.50%
Rate of salary increase	2.50%	1.50%	1.50%
Expected long-term rate of return	6.00%	6.20%	6.50%
Foreign plans | Maximum
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.20%	6.00%
Rate of salary increase	4.10%	4.40%	4.60%
Expected long-term rate of return	7.40%	7.70%	7.50%